Convertible debentures	12 Months Ended
Oct. 31, 2021
Borrowings [Abstract]
Convertible debentures [Text Block]

11. Convertible debentures

The Company issues three types of convertible debentures: USD denominated convertible debentures with an equity component, Canadian dollar ("CDN") denominated convertible debentures with an embedded derivative due to variable consideration payable upon conversion caused by foreign exchange, and USD denominated convertible debentures with an embedded derivative caused by variable conversion prices.

	Convertible debentures		Derivative liabilities		Equity component of convertible debentures
	2021	2020	2021	2020	2021	2020
(a)	$2,248,108	$2,881,719	$557,322	$197,270	$14,004	$23,952
(b)	204,294	199,799	229,759	336,292	-	-
	$2,452,402	$3,081,518	$787,081	$533,562	$14,004	$23,952

(a) USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives

(b)          USD denominated debentures with embedded derivatives

All loan principal amounts are expressed in original currency and all remaining dollar amounts expressed in USD. Convertible debentures outstanding as at October 31:

			CDN
	USD (equity component)		CDN (embedded derivative)
	2021	2020	2021	2020
Loan principal
Opening balance	$1,096,200	$931,000	$2,129,705	$2,271,017
Issuance during the year	146,682	185,200	-	17,052
Repayment or conversion	(205,100)	(20,000)	(140,518)	(158,364)
Outstanding at year-end	$1,037,782	$1,096,200	$1,989,187	$2,129,705

Terms of loan
Annual interest rate	12% - 24%	12% - 24%	12% - 24%	12% - 24%
Effective annual interest rate	24%	24%	13% - 28735624%	12% - 1270%
Conversion price to common shares	$0.03 - $0.07	$0.03 - $0.07	$0.05 - $0.08	$0.05 - $0.14
Remaining life (in months)	0 - 6	1 - 9	0 - 6	0 - 6

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,036,124	$1,083,375	$609,924	$1,403,787
Interest payable	332,605	151,387	269,455	243,170
Convertible debentures	$1,368,729	$1,234,762	$879,379	$1,646,957

Derivative liabilities	$-	$-	$557,323	$197,270
Equity component of convertible debentures	$14,004	$23,952	$-	$-

(a)      USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives

Consolidated Statement of Operations and Comprehensive Loss

			CDN
	USD (equity component)		CDN (embedded derivative)
	2021	2020	2021	2020
Accretion expense	$28,001	$37,934	$1,003,613	$723,641
Interest expense	$236,519	$194,091	$226,520	$215,923
Gain on revaluation of derivative liabilities	$-	$-	$(2,718,409)	$(590,625)
Gain on conversion of convertible debentures	$-	$-	$(47,356)	$-
Loss (gain) on extinguishment of convertible debentures	$-	$-	$1,360,536	$(10,919)

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$-	$20,000	$100,000	$35,000
Amount of interest converted to common shares	$30,200	$447	$160,064	$1,168

Number of common shares issued on conversion of convertible debentures	1,118,519	511,175	7,744,774	731,440

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$205,100	$-	$31,492	$93,721
Amount of interest repaid in cash	$25,101	$60,918	$36,052	$93,005

(b) USD denominated debentures with embedded derivatives

During the year ended October 31, 2021, the Company has incurred $84,478 (2020 - $35,500; 2019 - $72,476) in financing costs which primarily consist of early repayment premiums and administrative fees relating to the convertible debentures, of which $nil (2020 - $7,500; 2019 - $21,000) was converted into common shares.

Convertible debentures outstanding as at October 31, 2021:

	(i)		(ii)
	USD (embedded derivative)		USD (embedded derivative)
	2021	2020	2021	2020
Loan principal
Opening balance	$226,000	$304,000	$288,770	$121,000
Issuance (settlement) during the year	617,200	449,000	(15,000)	273,770
Conversion	(284,000)	(447,000)	-	(106,000)
Repayment	(261,600)	(80,000)	(102,770)	-
Outstanding at year-end	$297,600	$226,000	$171,000	$288,770

Terms of loan
Annual interest rate	4%	4%	2% - 10%	2% - 10%
Effective annual interest rate	5255% - 5525%	4070% - 5278%	0% - 24%	2573% - 20559%

Conversion price to common shares	(i)	(i)	(ii)	(ii)
Remaining life (in months)	5 - 10	9 - 12	0	0 - 5

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,166	$56	$171,000	$165,564
Interest payable	15,445	14,515	16,683	19,664
Convertible debentures	$16,611	$14,571	$187,683	$185,228

Derivative liabilities	$170,456	$153,804	$59,303	$182,489

Consolidated Statement of Operations and Comprehensive Loss

	(i)		(ii)
	USD (embedded derivative)		USD (embedded derivative)
	2021	2020	2021	2020
Accretion expense	$15,102	$136,533	$123,206	$201,711
Interest expense	$21,659	$11,390	$11,110	$19,965
Loss (gain) on revaluation of derivative liabilities	$25,821	$(73,082)	$145,396	$(106,213)
Loss on conversion of convertible debentures	$37,851	$54,436	$-	$42,048
Gain on extinguishment of convertible debentures	$(73,026)	$(116,490)	$(268,582)	$-

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$284,000	$447,000	$-	$106,000
Amount of interest converted to common shares	$6,700	$6,060	$-	$20,986

Number of common shares issued on conversion of convertible debentures	6,748,559	29,409,479	-	13,585,550

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$261,600	$80,000	$102,770	$-
Amount of interest repaid in cash	$14,030	$1,767	$12,083	$-

(i)          Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii)         Conversion price defined as 75% multiplied by the lowest stock price for the 20 trading days prior to conversion date.

(c)          Fair value of derivative liabilities outstanding

The fair value of the derivative liabilities is determined in accordance with the Black-Scholes or binomial option-pricing models, depending on the circumstances. The underlying assumptions are as follows:

	2021	2020
Share price	$0.05	$0.02
Exercise price	$0.03 - $0.07	$0.01 - $0.11
Volatility factor (based on historical volatility)	32% - 133%	100% - 187%
Risk free interest rate	0.17% - 0.55%	0.10% - 0.19%
Expected life of conversion features (in months)	0 - 10	0 - 12
Expected dividend yield	0%	0%
CDN to USD exchange rate (as applicable)	0.8041	0.7567
Call value	$0.01 - $0.04	$0.00 - $0.02

Volatility was estimated using the historical volatility of the Company's stock prices for common shares.